Legal Proceedings	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments
Legal Proceedings

Rocky Mountain High Brands, Inc. v Lyonpride Music, LLC, United States District Court Northern District of Texas, 3:18-cv-00045-C, now Lyonpride Music LLC v Rocky Mountain High Brands, Inc., Before the American Arbitration Association, 01-18-0003-1428.

The Company filed a suit against Lyonpride Music, LLC (“Lyonpride”) for fraud and for declaratory relief with respect to a contract between the parties. Lyonpride is seeking monetary damages from the Company for breach of contract and the Company is seeking monetary damages against Lyonpride. The case has been referred to binding arbitration as referenced above. The parties are conducting discovery.

Dallas County Texas, Case Number DC-17-15441 filed November 8, 2017. Rocky Mountain High Brands, Inc. f/k/a Republic of Texas Brands, Inc. Plaintiff, vs. Jerry Grisaffi, Joe Radcliffe, LSW Holdings, LLC, Lily Li, Epic Group One, LLC, Kenneth Radcliffe, Dennis Radcliffe, Phil Uhrik, Michael Radcliffe, Frank Izzo, Morgan Albright, John Garrison, BB Winks, LLC, Crackerjack Classic, LLC, and Universal Consulting, LLC.

The Company sought the return of our Series A Preferred Stock (“Series A”) issued to Jerry Grisaffi (“Grisaffi”), RMHB’s former Chairman of the Board, and common stock issued to certain other defendants or later obtained by certain other defendants for little or no consideration paid to the Company. The Company alleged, among other things, that Grisaffi breached his fiduciary duty to the Company by issuing these Series A shares to himself and common stock to himself and others. RMHB also sought to void the Indemnification and Release Agreement (“Indemnification”) between the Company and Grisaffi that was executed in June 2017.

Grisaffi filed a counterclaim against the Company seeking payment for two promissory notes allegedly owed to him, as well as relief under the Indemnification. Those notes have been accounted for in the Company’s consolidated financial statements. Those counterclaim matters had been proactively addressed in the Company’s original suit, seeking to void the Indemnification and the two notes based on, among other things, fraud of Grisaffi. Grisaffi had also filed a derivative suit within the main lawsuit. The Company filed a motion to dismiss the derivative suit and on August 3, 2018 the Trial Court entered an Order Dismissing Derivative Claims, dismissing the derivative suit with prejudice. That Order is final.

In June 2018 LSW Holdings, LLC (“LSW”) and Lily Li (“Li”) filed counterclaims against the Company, generally seeking an increase of voting rights of the Series A shares to 60:1, a declaration that the Series A shares were validly issued to Grisaffi, challenging the authorized share increase of the Company, claiming securities fraud by the Company with respect to the Series A Shares purchased from Grisaffi and other common stock allegedly purchased by LSW and Li, as well as fraud, breach of contract and negligent misrepresentation by the Company. LSW seeks $10,000,000 in damages from the Company, for the $3,500,000 which was paid to Grisaffi for the Series A shares and for which LSW claims to be the responsibility of the Company to cover, and the remaining $6,500,000 for money allegedly spent by LSW in “developing a distribution system in China” and other alleged “investments” of Li and LSW in the Company. LSW and Li also sought exemplary damages.

On August 30, 2018, the Trial Court entered a final judgment and order in the Company’s favor and against Grisaffi. On August 29, 2018, after a show cause hearing, the Trial Court entered an order sanctioning Grisaffi for his repeated and unexcused refusals to make discovery in the case. As a sanction, the Trial Court struck Grisaffi’s pleadings in the case and, on August 30, 2018, entered a Default Judgment against him. Under the Trial Court’s Default Judgment:

1.	The Court entered a monetary judgment against Grisaffi and in favor of the Company in the amount of $3,500,000 for fraud, breach of fiduciary duty, and conversion with respect to the Series A preferred stock.

2.	The Court declared that the Employment Agreement with Grisaffi dated April 1, 2013 was void ab initio and unenforceable, and that all stock and promissory notes issued in connection with the Employment Agreement were also void ab initio and of no force and effect, including but not limited to:

a.	The 1,000,000 shares of Series A Preferred Stock issued to Grisaffi;
b.	The Convertible Promissory Note issued to Grisaffi in the principal amount of $184,300 dated April 1, 2016; and
c.	The Convertible Promissory Note issued to Grisaffi in the principal amount of $200,150 dated June 19, 2017.

3.	The Court declared that Grisaffi’s sale of the Series A Preferred Stock to LSW was made with actual intent to hinder, delay, or defraud creditors and was thus a fraudulent transfer under Texas law.

4.	The Court declared that the issuance of 500,000 shares of common stock to Li and the 550,000 shares of common stock issued to Epic One Group, LLC were made without lawful consideration, and constituted breaches of fiduciary duty by Grisaffi.

5.	The Court declared that an Indemnification was procured through fraud and breach of fiduciary duty and is therefore void and unenforceable.

6.	The Court ruled that Grisaffi shall take nothing by his counterclaims in the case.

Furthermore, the Court ruled that our continuing claims against the other defendants in the case were to be severeissued to Epic One Group, LLC were made without lawful consideration, and constituted breaches of fiduciary duty by Grisaffi.d and docketed under a separate cause of action and case number. We have continued to pursue our claims against the other defendants in the below referenced case.

The judgment and order entered August 30, 2018 concludes our litigation in district court as against Grisaffi. On September 4, 2018, Mr. Grisaffi filed a Notice of Appeal in the case against him.

In The Court Of Appeals For The Fifth District Of Texas Dallas, Texas, Jerry Grisaffi, Appellant v. Rocky Mountain High Brands, Inc, f/k/a Republic of Texas Brands, Inc., Appellee, No. 05-18-01020-CV.

Grisaffi has filed an appeal of the Default Judgment, and submitted his brief on or about February 28, 2019. The Company is preparing its brief which is currently due April 1, 2019. Grisaffi did not appeal the Order Dismissing Derivative Claims. Grisaffi only seeks in his appeal to reverse in part the Default Judgment by striking the paragraph awarding monetary damages, leaving the remainder of the Default Judgment intact.

Dallas County Texas, Case Number DC-18-13491. Rocky Mountain High Brands, Inc. f/k/a Republic of Texas Brands, Inc. Plaintiff, vs. Joe Radcliffe, LSW Holdings, LLC, Lily Li, Epic Group One, LLC, Kenneth Radcliffe, Dennis Radcliffe, Phil Uhrik, Michael Radcliffe, Frank Izzo, Morgan Albright, John Garrison, BB Winks, LLC, Crackerjack Classic, LLC, and Universal Consulting, LLC.

This is the surviving case of the above case, having been severed on September 12, 2018. In this case, on October 26, 2018 the Court granted our Motion For Summary Judgment, per a Summary Judgment Order, against LSW, holding that all Series A Preferred Shares in RMHB, including the shares issued to Grisaffi and later sold by him to LSW evidenced by Stock Certificate N0. 604 issued by RMHB, to LSW Holdings LLC in the amount of 1,000,000 shares, were void ab initio, and any potential rights thereunder were terminated as of July 11, 2014, when the bankruptcy court signed the Order Confirming Debtor’s Amended Plan of Reorganization. The Series A Preferred Shares have no legal force or effect. The Court also granted a take nothing judgment against LSW on counterclaim Counts 1, 2 and 3. The Company’s transfer agent has cancelled the Series A Preferred Shares. Later, on November 26, 2018, the Court entered an Order of Sanctions against Li and LSW. In the Order of Sanctions, and in response to Li and LSW’s repeated refusals to make proper discovery in the case, the Court struck the pleadings of these parties and ruled that RMHB was entitled to take a default judgment against them.

On February 4, 2019, the Court entered its Default Judgment against Li and LSW. In the Default Judgment, the Court ruled as follows:

1.	The Employment Agreement with Grisaffi dated April 1, 2013 was void ab initio and unenforceable, and that all stock or other instruments issued on the basis or authority of that Employment Agreement were also void ab initio and of no force and effect;

2.	The Series A Preferred Shares that RMHB issued to Grisaffi and later sold by Grisaffi to LSW were void ab initio and any potential rights or remedies thereunder were terminated on July 11, 2014 pursuant to the Order Confirming Debtor’s Amended Plan of Reorganization;

3.	Grisaffi’s issuance and transfer to himself of the 1,000,000 Series A Preferred Shares, and his subsequent transfer of those shares to LSW Holdings, were fraudulent transfers and are voided and set aside;

4.	Grisaffi breached his fiduciary duties to RMHB by, among other things: (i), purporting to sell the Series A Preferred Shares to LSW, (ii) causing the issuance of 550,000 shares of common stock to Epic Group One, LLC, and 500,000 shares of common stock to Li for no consideration, and (iii) causing the issuance of 5,684,432 shares to the Radcliffe Group at deeply discounted prices;

5.	LSW and Li knowingly participated in Grisaffi’s breaches of fiduciary duty and are therefore jointly and severally liable for all damages and equitable relief arising from such breaches;

6.	The issuance of 500,000 shares of common stock to Li was not authorized by the Board of Directors and was both void ab initio and a fraudulent conveyance;

7.	RMHB is entitled to recover all damages proximately resulting from the improper issuance of the 500,000 shares of common stock to Li;

8.	Li did not perform and materially breached her agreement to raise money for RMHB;

9.	The 500,000 shares of purported common stock issued to Li belongs to RMHB and Li has no further rights or remedies arising out of or related to the 500,000 shares;

10.	By virtue of their actions described above, Li and LSW have taken advantage of RMHB and have unjustly enriched themselves at Rocky Mountain High Brands’ expense, and RMHB is entitled to full restitution of all its losses and damages;

11.	LSW Holdings and Li engaged in a civil conspiracy with Grisaffi to commit the wrongs against RMHB described above, and RMHB is entitled to recover from them actual, consequential, and special damages resulting from such wrongs, including their knowing participation in Grisaffi’s breaches of fiduciary duty, breaches of contract, receipt of fraudulent conveyances, and unjust enrichments.

12.	The torts against RMHB committed by LSW Holdings and Li were aggravated by fraud and malice, and RMHB is therefore entitled to exemplary damages.

13.	LSW Holdings and Li shall take nothing by their counterclaims; and

14.	RMHB is entitled to court costs and reasonable attorneys’ fees from LSW Holdings and Li.

The amount of damages and attorneys’ fees to be awarded to RMHB and against LSW Holdings and Li will be determined in a trial currently scheduled for June 3, 2019. We are continuing to pursue our claims against the remaining defendants in the case, which will be adjudicated at trial, currently scheduled for June 3, 2019.

Rocky Mountain High Brands, Inc. v La Dolce Vita Trust and Christine Guthrie, In Her Capacity As Trustee, In The 382nd District Court of Rockwall County, Texas, Cause No. 1-18-1608.

This is a case whereby the Company is attempting to collect on the Default Judgment obtained against Grisaffi. More specifically the Company is requesting the Court to order the La Dolce Vita Trust to turnover fraudulently transferred assets and for additional relief necessary to enforce the Company’s judgment against Grisaffi.

Chet – 5 Broadcasting, Inc. v Rocky Mountain High Brands, Inc., Supreme Court of the State of New Your, County of Ulster, Case No. 18-4416.

The Plaintiff sued the Company, seeking $21,000 in damages for breach of contract. The Company is contesting that claim in its entirety and has filed a counterclaim against the Plaintiff for an unspecified amount of damages. This case is new and the parties have not yet conducted any discovery.

Rocky Mountain High Brands, Inc. v Lyonpride Music, LLC, United States District Court Northern District of Texas, 3:18-cv-00045-C, now Lyonpride Music LLC v Rocky Mountain High Brands, Inc., Before the American Arbitration Association, 01-18-0003-1428.

The Company filed a suit against Lyonpride Music, LLC (“Lyonpride”) for fraud and for declaratory relief with respect to a contract between the parties. Lyonpride is seeking monetary damages from the Company for breach of contract and the Company is seeking monetary damages against Lyonpride. The case has been referred to binding arbitration as referenced above. The parties are conducting discovery.

Dallas County Texas, Case Number DC-17-15441 filed November 8, 2017. Rocky Mountain High Brands, Inc. f/k/a Republic of Texas Brands, Inc. Plaintiff, vs. Jerry Grisaffi, Joe Radcliffe, LSW Holdings, LLC, Lily Li, Epic Group One, LLC, Kenneth Radcliffe, Dennis Radcliffe, Phil Uhrik, Michael Radcliffe, Frank Izzo, Morgan Albright, John Garrison, BB Winks, LLC, Crackerjack Classic, LLC, and Universal Consulting, LLC.

The Company sought the return of our Series A Preferred Stock (“Series A”) issued to Jerry Grisaffi (“Grisaffi”), RMHB’s former Chairman of the Board, and common stock issued to certain other defendants or later obtained by certain other defendants for little or no consideration paid to the Company. The Company alleged, among other things, that Grisaffi breached his fiduciary duty to the Company by issuing these Series A shares to himself and common stock to himself and others. RMHB also sought to void the Indemnification and Release Agreement (“Indemnification”) between the Company and Grisaffi that was executed in June 2017.

Grisaffi filed a counterclaim against the Company seeking payment for two promissory notes allegedly owed to him, as well as relief under the Indemnification.  Those notes have been accounted for in the Company’s consolidated financial statements. Those counterclaim matters had been proactively addressed in the Company’s original suit, seeking to void the Indemnification and the two notes based on, among other things, fraud of Grisaffi.  Grisaffi had also filed a derivative suit within the main lawsuit. The Company filed a motion to dismiss the derivative suit and on August 3, 2018 the Trial Court entered an Order Dismissing Derivative Claims, dismissing the derivative suit with prejudice. That Order is final.

In June 2018 LSW Holdings, LLC (“LSW”) and Lily Li (“Li”) filed counterclaims against the Company, generally seeking an increase of voting rights of the Series A shares to 1200:1, a declaration that the Series A shares were validly issued to Grisaffi, challenging the authorized share increase of the Company, claiming securities fraud by the Company with respect to the Series A Shares purchased from Grisaffi and other common stock allegedly purchased by LSW and Li, as well as fraud, breach of contract and negligent misrepresentation by the Company. LSW seeks $10,000,000 in damages from the Company, for the $3,500,000 which was paid to Grisaffi for the Series A shares and for which LSW claims to be the responsibility of the Company to cover, and the remaining $6,500,000 for money allegedly spent by LSW in “developing a distribution system in China” and other alleged “investments” of Li and LSW in the Company. LSW and Li also sought exemplary damages.

On August 30, 2018, the Trial Court entered a final judgment and order in the Company’s favor and against Grisaffi. On August 29, 2018, after a show cause hearing, the Trial Court entered an order sanctioning Grisaffi for his repeated and unexcused refusals to make discovery in the case. As a sanction, the Trial Court struck Grisaffi’s pleadings in the case and, on August 30, 2018, entered a Default Judgment against him. Under the Trial Court’s Default Judgment:

1.	The Court entered a monetary judgment against Grisaffi and in favor of the Company in the amount of $3,500,000 for fraud, breach of fiduciary duty, and conversion with respect to the Series A preferred stock.

2.	The Court declared that the Employment Agreement with Grisaffi dated April 1, 2013 was void ab initio and unenforceable, and that all stock and promissory notes issued in connection with the Employment Agreement were also void ab initio and of no force and effect, including but not limited to:

a.    The 1,000,000 shares of Series A Preferred Stock issued to Grisaffi;

b.    The Convertible Promissory Note issued to Grisaffi in the principal amount of $184,300 dated April 1, 2016; and

c.     The Convertible Promissory Note issued to Grisaffi in the principal amount of $200,150 dated June 19, 2017.

3.	The Court declared that Grisaffi’s sale of the Series A Preferred Stock to LSW was made with actual intent to hinder, delay, or defraud creditors and was thus a fraudulent transfer under Texas law.

4.	The Court declared that the issuance of 10,000,000 shares of common stock to Li and the 11,000,000 shares of common stock issued to Epic One Group, LLC were made without lawful consideration, and constituted breaches of fiduciary duty by Grisaffi.

5.	The Court declared that an Indemnification was procured through fraud and breach of fiduciary duty and is therefore void and unenforceable.

6.	The Court ruled that Grisaffi shall take nothing by his counterclaims in the case.

Furthermore, the Court ruled that our continuing claims against the other defendants in the case were to be severed and docketed under a separate cause of action and case number. We have continued to pursue our claims against the other defendants in the below referenced case.

The judgment and order entered August 30, 2018 concludes our litigation in district court as against Grisaffi. On September 4, 2018, Mr. Grisaffi filed a Notice of Appeal in the case against him.

In The Court Of Appeals For The Fifth District Of Texas Dallas, Texas, Jerry Grisaffi, Appellant v. Rocky Mountain High Brands, Inc, f/k/a Republic of Texas Brands, Inc., Appellee, No. 05-18-01020-CV.

Grisaffi has filed an appeal of the Default Judgment, and submitted his brief on or about February 28, 2019. The Company is preparing its brief which is currently due April 1, 2019. Grisaffi did not appeal the Order Dismissing Derivative Claims. Grisaffi only seeks in his appeal to reverse in part the Default Judgment by striking the paragraph awarding monetary damages, leaving the remainder of the Default Judgment intact.

Dallas County Texas, Case Number DC-18-13491. Rocky Mountain High Brands, Inc. f/k/a Republic of Texas Brands, Inc. Plaintiff, vs. Joe Radcliffe, LSW Holdings, LLC, Lily Li, Epic Group One, LLC, Kenneth Radcliffe, Dennis Radcliffe, Phil Uhrik, Michael Radcliffe, Frank Izzo, Morgan Albright, John Garrison, BB Winks, LLC, Crackerjack Classic, LLC, and Universal Consulting, LLC.

This is the surviving case of the above case, having been severed on September 12, 2018. In this case, on October 26, 2018 the Court granted our Motion For Summary Judgment, per a Summary Judgment Order, against LSW, holding that all Series A Preferred Shares in RMHB, including the shares issued to Grisaffi and later sold by him to LSW evidenced by Stock Certificate N0. 604 issued by RMHB, to LSW Holdings LLC in the amount of 1,000,000 shares, were void ab initio, and any potential rights thereunder were terminated as of July 11, 2014, when the bankruptcy court signed the Order Confirming Debtor’s Amended Plan of Reorganization. The Series A Preferred Shares have no legal force or effect. The Court also granted a take nothing judgment against LSW on counterclaim Counts 1, 2 and 3. The Company’s transfer agent has cancelled the Series A Preferred Shares. Later, on November 26, 2018, the Court entered an Order of Sanctions against Li and LSW. In the Order of Sanctions, and in response to Li and LSW’s repeated refusals to make proper discovery in the case, the Court struck the pleadings of these parties and ruled that RMHB was entitled to take a default judgment against them.

On February 4, 2019, the Court entered its Default Judgment against Li and LSW. In the Default Judgment, the Court ruled as follows:

1.	The Employment Agreement with Grisaffi dated April 1, 2013 was void ab initio and unenforceable, and that all stock or other instruments issued on the basis or authority of that Employment Agreement were also void ab initio and of no force and effect;

2.	The Series A Preferred Shares that RMHB issued to Grisaffi and later sold by Grisaffi to LSW were void ab initio and any potential rights or remedies thereunder were terminated on July 11, 2014 pursuant to the Order Confirming Debtor’s Amended Plan of Reorganization;

3.	Grisaffi’s issuance and transfer to himself of the 1,000,000 Series A Preferred Shares, and his subsequent transfer of those shares to LSW Holdings, were fraudulent transfers and are voided and set aside;

4.	Grisaffi breached his fiduciary duties to RMHB by, among other things: (i), purporting to sell the Series A Preferred Shares to LSW, (ii) causing the issuance of 11,000,000 shares of common stock to Epic Group One, LLC, and 10,000,000 shares of common stock to Li for no consideration, and (iii) causing the issuance of 113,688,625 shares to the Radcliffe Group at deeply discounted prices;

5.	LSW and Li knowingly participated in Grisaffi’s breaches of fiduciary duty and are therefore jointly and severally liable for all damages and equitable relief arising from such breaches;

6.	The issuance of 10,000,000 shares of common stock to Li was not authorized by the Board of Directors and was both void ab initio and a fraudulent conveyance;

7.	RMHB is entitled to recover all damages proximately resulting from the improper issuance of the 10,000,000 shares of common stock to Li;

8.	Li did not perform and materially breached her agreement to raise money for RMHB;

9.	The 10,000,000 shares of purported common stock issued to Li belongs to RMHB and Li has no further rights or remedies arising out of or related to the 10,000,000 shares;

10.	By virtue of their actions described above, Li and LSW have taken advantage of RMHB and have unjustly enriched themselves at Rocky Mountain High Brands’ expense, and RMHB is entitled to full restitution of all its losses and damages;

11.	LSW Holdings and Li engaged in a civil conspiracy with Grisaffi to commit the wrongs against RMHB described above, and RMHB is entitled to recover from them actual, consequential, and special damages resulting from such wrongs, including their knowing participation in Grisaffi’s breaches of fiduciary duty, breaches of contract, receipt of fraudulent conveyances, and unjust enrichments.

12.	The torts against RMHB committed by LSW Holdings and Li were aggravated by fraud and malice, and RMHB is therefore entitled to exemplary damages.

13.	LSW Holdings and Li shall take nothing by their counterclaims; and

14.	RMHB is entitled to court costs and reasonable attorneys’ fees from LSW Holdings and Li.

The amount of damages and attorneys’ fees to be awarded to RMHB and against LSW Holdings and Li will be determined in a trial currently scheduled for June 3, 2019. We are continuing to pursue our claims against the remaining defendants in the case, which will be adjudicated at trial, currently scheduled for June 3, 2019.

Rocky Mountain High Brands, Inc. v La Dolce Vita Trust and Christine Guthrie, In Her Capacity As Trustee, In The 382nd District Court of Rockwall County, Texas, Cause No. 1-18-1608.

This is a case whereby the Company is attempting to collect on the Default Judgment obtained against Grisaffi. More specifically the Company is requesting the Court to order the La Dolce Vita Trust to turnover fraudulently transferred assets and for additional relief necessary to enforce the Company’s judgment against Grisaffi.

Chet – 5 Broadcasting, Inc. v Rocky Mountain High Brands, Inc., Supreme Court of the State of New Your, County of Ulster, Case No. 18-4416.

The Plaintiff sued the Company, seeking $21,000.00 in damages for breach of contract. The Company is contesting that claim in its entirety and has filed a counterclaim against the Plaintiff for an unspecified amount of damages. This case is new and the parties have not yet conducted any discovery.